Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
7.
INTANGIBLE ASSETS, NET

The balance of intangible assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Computer software	7,094	7,963
License	780	780
Less: Accumulated amortization	(6,365)	(7,768)
Intangible assets, net	1,509	975

Amortization expenses were RMB1,304, RMB1,313 and RMB1,523 for the years ended December 31, 2021, 2022 and 2023, respectively.

7.
INTANGIBLE ASSETS, NET - continued

The intangible assets amortization expenses for each of the following years are as follows:

Amortization
RMB
2024	563
2025	330
2026	82
Total	975